N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE INSURANCE COMPANY
Entity Central Index Key	0002077810
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

This Supplement discloses the Income Percentages, Income Deferral Rates, Waiting Period, and Benefit Charge (collectively known as “Benefit Terms”) that are effective beginning on the date of the Supplement disclosed above. Once a Supplement is effective, it will remain in effect until it is superseded at any time when we publish a new Supplement. This Supplement has no specified end date. If we change one or more of the Benefit Terms, we will publish a new Supplement that will supersede this Supplement. We will publish any changes to the Benefit Terms at least seven calendar days before they take effect on our website and on EDGAR at www.sec.gov under Form N-4 File Number 333-288862.

Index Linked Variable Income Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

This Supplement discloses the Income Percentages, Income Deferral Rates, Waiting Period, and Benefit Charge (collectively known as “Benefit Terms”) that are effective beginning on the date of the Supplement disclosed above. Once a Supplement is effective, it will remain in effect until it is superseded at any time when we publish a new Supplement. This Supplement has no specified end date. If we change one or more of the Benefit Terms, we will publish a new Supplement that will supersede this Supplement. We will publish any changes to the Benefit Terms at least seven calendar days before they take effect on our website and on EDGAR at www.sec.gov under Form N-4 File Number 333-288862.